LONG-TERM CONVERTIBLE NOTE (Details Textual) (USD $)	0 Months Ended	9 Months Ended										3 Months Ended	9 Months Ended
	Mar. 14, 2013	Jul. 31, 2013	Dec. 31, 2012	Dec. 13, 2012	Oct. 31, 2012	Jul. 31, 2012	Jul. 21, 2012	May 14, 2012	Oct. 31, 2011	Oct. 31, 2010	Feb. 28, 2002	Jul. 31, 2013 Tonaquint Note [Member]	Jul. 31, 2013 Tonaquint Note [Member]	Mar. 19, 2013 Tonaquint Note [Member]	Mar. 13, 2013 Tonaquint Note [Member]	Dec. 13, 2012 Tonaquint Note [Member]	Dec. 13, 2012 Tonaquint Note [Member] Second Mortgage [Member]
Schedule Of Long term Convertible Note [Line Items]
Convertible Notes Payable		$ 2,037,962			$ 2,093,640				$ 6,016,399			$ 49,444	$ 49,444			$ 890,000
Debt Instrument, Interest Rate, Stated Percentage							33.00%									8.00%	5.00%
Debt Instrument, Convertible, Conversion Price			$ 3.75					$ 10.625				$ 3.57	$ 3.57			$ 20.00
Cash		40			232	5,288			1,096,538	108,381	0						400,000
Description On Stock Issued For Installment Payment Of Note													stock will be issued at a price per share equal to 80% of the average of the 5 lowest daily closing bid prices for the common stock during the 20 consecutive trading days prior to the installment date (which is adjusted to 70% if the average of the 3 lowest volume weighted average prices during such 20-day period is less than $1.25 per share)
Share Percentage Of Notes Payable To Be Purchased Upon Warrant Issued				75.00%
Long-term Convertible Note (less unamortized debt discount of $66,148)		1,104,680		890,000	0				570,802			1,104,680	1,104,680
Debt Instrument, Maturity Period				5 years
Debt Conversion, Converted Instrument, Shares Issued	170,624											27,583
Warrants To Purchase Of Common Stock		86,283
Secured Long-term Debt, Noncurrent														202,657	202,493		200,000
Debt Instrument, Payment Terms													Beginning in June 2013, the Company began making monthly installment payments on the Tonaquint Note as required by the terms of the note, which contemplates 18 installment payments equal to approximately $50,000.
Debt Instrument, Increase, Accrued Interest												49,000
Other Noncash Expense												$ 264,124